Related-party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases Rent Expense, Net, Related Party	$ 828	$ 705	$ 1,119
Operating Leases, Future Minimum Payments Due	2,122
Related Parties Amount in Cost of Sales	31	348	449
Accounts Payable, Related Parties	0	9
Other Accrued Liabilities [Member]
Operating Leases, Future Minimum Payments Due	206	326
Cmi and Affiliates [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	120 days
Cmi and Affiliates [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	30 days
Other Related Parties [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	90 days
Other Related Parties [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	45 days
Unrelated Third Parties [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	150 days
Unrelated Third Parties [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	15 days
Fulintec [Member]
Property, Plant and Equipment, Additions			71
Chi Lin Tech [Member]
Research And Development Expense Related Party			$ 12